Commitments and Contingencies (Details) - Schedule of components of lease costs - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Lease cost
Operating lease cost	[1]	$ 479	$ 45
Short-term lease cost		326	301
Total lease cost		$ 805	$ 346

[1]	Includes $90,000 and $13,000 of variable lease cost related to the construction management and supervision fee during the years ended December 31, 2021 and 2020, respectively, and $50,000 variable costs related to operating expenses or taxes during the year ended December 31, 2021. No variable costs related to operating expenses or taxes have been incurred as of December 31, 2020.